INCOME TAXES - Components of the deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Guarantee liabilities	¥ 1,263,699	¥ 1,628,214
Provision for accounts receivable and contract assets and financial assets receivable	34,889	34,889
Provision for loan losses	330,684	186,462
Depreciation of land use rights	14,162
Net operating loss carry forwards	37,376	22,785
Gross deferred tax assets	1,680,810	1,872,350
Valuation allowance on deferred tax assets	(28,798)	(9,783)
Total deferred tax assets	1,652,012	1,862,567
Uncollected revenues	(938,721)	(501,848)
Total deferred tax liabilities	(938,721)	(501,848)
Net deferred tax assets	713,291	1,360,719
Allowance for deferred tax assets	28,798	9,783
Net operating loss carryforward	110,338
Undistributed earnings	¥ 13,225,574	5,964,686
Withholding income tax rate on dividends (as a percent)	10.00%
Minimum withholding income tax rate on dividends (as a percent)	5.00%
Direct ownership percentage threshold	25.00%
Maximum withholding income tax rate on dividends (as a percent)	10.00%
Withholding income taxes for undistributed profits	¥ 0	¥ 0